UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ®
Equity Dividend Income Fund
(formerly Fidelity Equity-Income II Fund)

August 31, 2013

1.805774.109

EII-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.3%
Delphi Automotive PLC	254,300	$ 13,992
Diversified Consumer Services - 0.3%
H&R Block, Inc.	653,500	18,239
Hotels, Restaurants & Leisure - 2.5%
Brinker International, Inc.	488,100	19,519
Cedar Fair LP (depositary unit)	371,200	15,757
Las Vegas Sands Corp.	204,100	11,501
McDonald's Corp.	137,800	13,003
Starbucks Corp.	138,700	9,781
Texas Roadhouse, Inc. Class A	469,500	11,667
Wyndham Worldwide Corp.	387,800	23,020
Yum! Brands, Inc.	328,600	23,009
		127,257
Media - 4.1%
Comcast Corp. Class A	1,847,000	77,740
Sinclair Broadcast Group, Inc. Class A	440,800	10,544
The Walt Disney Co.	703,500	42,794
Time Warner Cable, Inc.	135,504	14,546
Time Warner, Inc.	1,037,943	62,827
		208,451
Specialty Retail - 1.3%
Foot Locker, Inc.	530,200	17,072
H&M Hennes & Mauritz AB (B Shares)	361,100	13,267
Home Depot, Inc.	205,300	15,293
L Brands, Inc.	358,100	20,541
Lowe's Companies, Inc.	37,100	1,700
		67,873
Textiles, Apparel & Luxury Goods - 0.6%
VF Corp.	152,400	28,531
TOTAL CONSUMER DISCRETIONARY		464,343
CONSUMER STAPLES - 9.0%
Beverages - 1.6%
Anheuser-Busch InBev SA NV ADR	244,100	22,787
PepsiCo, Inc.	318,671	25,408
SABMiller PLC	324,500	15,458
The Coca-Cola Co.	524,184	20,013
		83,666
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	435,800	$ 25,298
Walgreen Co.	495,300	23,809
		49,107
Food Products - 1.8%
Kellogg Co.	392,400	23,823
Mondelez International, Inc.	1,411,541	43,292
Unilever NV (NY Reg.)	649,000	24,422
		91,537
Household Products - 3.4%
Energizer Holdings, Inc.	64,200	6,345
Procter & Gamble Co.	1,995,805	155,453
Reckitt Benckiser Group PLC	200,400	13,618
		175,416
Tobacco - 1.2%
British American Tobacco PLC sponsored ADR	223,400	22,691
Japan Tobacco, Inc.	650,100	21,957
Philip Morris International, Inc.	176,100	14,694
		59,342
TOTAL CONSUMER STAPLES		459,068
ENERGY - 13.1%
Energy Equipment & Services - 1.0%
Ensco PLC Class A	895,600	49,760
Oil, Gas & Consumable Fuels - 12.1%
Access Midstream Partners LP	382,558	17,448
Canadian Natural Resources Ltd.	987,200	30,123
Chevron Corp.	1,497,870	180,389
ConocoPhillips	1,478,200	98,005
Enterprise Products Partners LP	111,700	6,637
Exxon Mobil Corp.	1,109,156	96,674
Markwest Energy Partners LP	158,400	10,580
Occidental Petroleum Corp.	805,100	71,018
QEP Midstream Partners LP	36,900	836
Scorpio Tankers, Inc.	612,200	5,773
Suncor Energy, Inc. (c)	1,006,100	33,909
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
The Williams Companies, Inc.	1,563,600	$ 56,665
Western Gas Partners LP	164,900	9,752
		617,809
TOTAL ENERGY		667,569
FINANCIALS - 19.9%
Capital Markets - 2.9%
BlackRock, Inc. Class A	98,200	25,563
Carlyle Group LP	403,800	10,571
KKR & Co. LP	1,304,300	24,925
State Street Corp.	568,800	37,950
The Blackstone Group LP	1,161,700	25,372
UBS AG	1,240,649	23,971
		148,352
Commercial Banks - 8.0%
Commerce Bancshares, Inc.	322,305	13,920
M&T Bank Corp.	346,909	39,319
National Penn Bancshares, Inc.	1,107,900	11,123
PNC Financial Services Group, Inc.	831,400	60,085
Svenska Handelsbanken AB (A Shares)	395,700	16,981
U.S. Bancorp	2,333,400	84,306
Wells Fargo & Co.	4,350,108	178,702
		404,436
Consumer Finance - 1.0%
Capital One Financial Corp.	756,800	48,851
Diversified Financial Services - 3.3%
JPMorgan Chase & Co.	2,894,122	146,240
The NASDAQ Stock Market, Inc.	738,000	22,037
		168,277
Insurance - 4.0%
ACE Ltd.	484,000	42,456
esure Group PLC	1,668,300	6,257
Marsh & McLennan Companies, Inc.	551,600	22,742
MetLife, Inc.	1,524,529	70,418
The Travelers Companies, Inc.	593,000	47,381
Zurich Insurance Group AG	59,824	14,891
		204,145
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.7%
American Tower Corp.	69,000	$ 4,795
Home Properties, Inc.	130,300	7,518
Piedmont Office Realty Trust, Inc. Class A (c)	315,700	5,424
Ventas, Inc.	153,613	9,564
Weyerhaeuser Co.	355,239	9,726
		37,027
TOTAL FINANCIALS		1,011,088
HEALTH CARE - 13.7%
Biotechnology - 1.3%
Amgen, Inc.	629,400	68,567
Health Care Providers & Services - 0.9%
UnitedHealth Group, Inc.	609,800	43,747
Pharmaceuticals - 11.5%
AbbVie, Inc.	1,196,200	50,970
GlaxoSmithKline PLC	2,455,923	62,635
Johnson & Johnson	1,756,066	151,742
Merck & Co., Inc.	2,574,228	121,735
Pfizer, Inc.	4,515,935	127,395
Sanofi SA	751,864	72,056
		586,533
TOTAL HEALTH CARE		698,847
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	772,500	61,468
United Technologies Corp.	648,030	64,868
		126,336
Commercial Services & Supplies - 1.3%
Covanta Holding Corp.	438,900	9,274
KAR Auction Services, Inc.	212,800	5,669
Republic Services, Inc.	624,011	20,287
Waste Management, Inc.	552,000	22,323
West Corp.	530,400	11,600
		69,153
Electrical Equipment - 0.6%
Eaton Corp. PLC	493,300	31,236
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 4.5%
3M Co.	386,500	$ 43,899
General Electric Co.	7,012,897	162,278
Siemens AG	199,519	21,132
		227,309
Machinery - 1.7%
Caterpillar, Inc.	431,300	35,600
Parker Hannifin Corp.	162,200	16,212
Pentair Ltd.	264,000	15,869
Stanley Black & Decker, Inc.	202,400	17,257
		84,938
TOTAL INDUSTRIALS		538,972
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 2.7%
Cisco Systems, Inc.	5,942,400	138,517
Computers & Peripherals - 2.7%
Apple, Inc.	188,200	91,663
EMC Corp.	1,784,300	45,999
		137,662
IT Services - 3.8%
Accenture PLC Class A	541,900	39,152
Automatic Data Processing, Inc.	448,300	31,901
Fidelity National Information Services, Inc.	1,271,700	56,540
IBM Corp.	131,900	24,041
Paychex, Inc.	1,007,500	38,970
		190,604
Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc.	1,240,200	18,615
Intel Corp.	3,356,100	73,767
		92,382
Software - 1.5%
Microsoft Corp.	2,301,226	76,861
TOTAL INFORMATION TECHNOLOGY		636,026
MATERIALS - 2.1%
Chemicals - 1.4%
E.I. du Pont de Nemours & Co.	536,300	30,365
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Eastman Chemical Co.	259,100	$ 19,692
LyondellBasell Industries NV Class A	193,500	13,574
Potash Corp. of Saskatchewan, Inc.	178,900	5,291
		68,922
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	368,800	11,145
Paper & Forest Products - 0.5%
International Paper Co.	585,500	27,641
TOTAL MATERIALS		107,708
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	1,551,700	52,494
CenturyLink, Inc.	366,300	12,132
Verizon Communications, Inc.	1,034,700	49,024
		113,650
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC sponsored ADR	542,800	17,560
TOTAL TELECOMMUNICATION SERVICES		131,210
UTILITIES - 5.4%
Electric Utilities - 3.6%
American Electric Power Co., Inc.	604,377	25,867
Edison International	958,757	43,997
NextEra Energy, Inc.	664,972	53,437
Northeast Utilities	872,300	35,738
PPL Corp.	826,909	25,386
		184,425
Gas Utilities - 0.3%
Atmos Energy Corp.	415,600	16,769
Multi-Utilities - 1.5%
NiSource, Inc.	557,300	16,307
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	235,700	$ 9,749
Sempra Energy	560,500	47,317
		73,373
TOTAL UTILITIES		274,567
TOTAL COMMON STOCKS (Cost $4,410,330)		4,989,398
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.10% (a)	79,093,951	79,094
Fidelity Securities Lending Cash Central Fund, 0.10% (a)(b)	3,219,050	3,219
TOTAL MONEY MARKET FUNDS (Cost $82,313)		82,313
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $4,492,643)		5,071,711
NET OTHER ASSETS (LIABILITIES) - 0.4%		22,806
NET ASSETS - 100%		$ 5,094,517
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 56
Fidelity Securities Lending Cash Central Fund	289
Total	$ 345
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 464,343	$ 464,343	$ -	$ -
Consumer Staples	459,068	437,111	21,957	-
Energy	667,569	667,569	-	-
Financials	1,011,088	987,117	23,971	-
Health Care	698,847	564,156	134,691	-
Industrials	538,972	517,840	21,132	-
Information Technology	636,026	636,026	-	-
Materials	107,708	107,708	-	-
Telecommunication Services	131,210	131,210	-	-
Utilities	274,567	274,567	-	-
Money Market Funds	82,313	82,313	-	-
Total Investments in Securities:	$ 5,071,711	$ 4,869,960	$ 201,751	$ -
Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $4,504,231,000. Net unrealized appreciation aggregated $567,480,000, of which $630,756,000 related to appreciated investment securities and $63,276,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Convertible
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Convertible
Securities Fund

1.884073.104

ACVS-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 54.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 53.9%
CONSUMER DISCRETIONARY - 11.7%
Automobiles - 6.0%
Ford Motor Co. 4.25% 11/15/16	$ 66,000	$ 124,417
Hotels, Restaurants & Leisure - 4.7%
MGM Mirage, Inc. 4.25% 4/15/15	82,300	97,731
Household Durables - 0.3%
K. Hovnanian Enterprises, Inc. 6% 12/1/17	5,000	6,416
Media - 0.7%
XM Satellite Radio, Inc. 7% 12/1/14 (e)	7,500	15,061
TOTAL CONSUMER DISCRETIONARY		243,625
ENERGY - 9.0%
Oil, Gas & Consumable Fuels - 9.0%
Alpha Natural Resources, Inc. 3.75% 12/15/17	73,900	68,454
Chesapeake Energy Corp. 2.5% 5/15/37	30,000	29,541
Cobalt International Energy, Inc. 2.625% 12/1/19	18,920	19,511
Peabody Energy Corp. 4.75% 12/15/41	62,250	48,166
Western Refining, Inc. 5.75% 6/15/14	7,295	22,277
		187,949
FINANCIALS - 0.8%
Insurance - 0.7%
Fidelity National Financial, Inc. 4.25% 8/15/18	10,000	13,325
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 2% 4/1/20	2,000	2,523
TOTAL FINANCIALS		15,848
HEALTH CARE - 4.1%
Health Care Equipment & Supplies - 1.6%
Alere, Inc. 3% 5/15/16	31,000	32,589
Health Care Providers & Services - 1.5%
Omnicare, Inc.:
3.25% 12/15/35	2,086	2,241
3.75% 12/15/25	3,610	7,550
3.75% 4/1/42	10,000	13,813
WellPoint, Inc. 2.75% 10/15/42 (e)	6,830	8,709
		32,313
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 1.0%
Akorn, Inc. 3.5% 6/1/16	$ 5,000	$ 10,484
Isis Pharmaceuticals, Inc. 2.75% 10/1/19	6,000	10,159
		20,643
TOTAL HEALTH CARE		85,545
INDUSTRIALS - 9.4%
Airlines - 3.7%
Continental Airlines, Inc. 4.5% 1/15/15	30,280	48,448
UAL Corp.:
4.5% 6/30/21 (e)	10,500	11,025
4.5% 6/30/21	5,000	5,250
6% 10/15/29	3,600	11,934
		76,657
Commercial Services & Supplies - 0.4%
Metalico, Inc. 7% 4/30/28	10,000	8,500
Electrical Equipment - 0.8%
General Cable Corp. 4.5% 11/15/29 (d)	14,800	16,321
Machinery - 3.0%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (e)	5,500	5,480
2.375% 5/15/26	8,000	7,970
3.5% 4/1/18	12,860	13,350
Terex Corp. 4% 6/1/15	9,590	17,835
Trinity Industries, Inc. 3.875% 6/1/36	15,000	18,094
		62,729
Marine - 0.1%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (c)(e)	32,000	1,440
Road & Rail - 1.4%
Hertz Global Holdings, Inc. 5.25% 6/1/14	10,000	29,206
TOTAL INDUSTRIALS		194,853
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 0.5%
JDS Uniphase Corp. 0.625% 8/15/33 (e)	10,000	9,981
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 2.1%
EMC Corp.:
1.75% 12/1/13 (e)	$ 17,000	$ 27,305
1.75% 12/1/13	10,000	16,062
		43,367
Electronic Equipment & Components - 0.6%
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (e)	7,000	7,022
2.25% 5/15/41 (e)	7,000	5,749
		12,771
Internet Software & Services - 0.7%
VeriSign, Inc. 3.25% 8/15/37	10,000	14,869
Semiconductors & Semiconductor Equipment - 9.4%
Micron Technology, Inc.:
1.5% 8/1/31	10,000	14,550
1.625% 2/15/33 (e)	5,000	6,928
1.875% 8/1/31	30,000	44,738
2.125% 2/15/33 (e)	5,000	6,938
3.125% 5/1/32	23,000	34,931
Novellus Systems, Inc. 2.625% 5/15/41	20,000	29,338
ON Semiconductor Corp.:
2.625% 12/15/26	5,818	5,905
2.625% 12/15/26	29,512	31,984
Rambus, Inc. 1.125% 8/15/18 (e)	5,500	5,355
Xilinx, Inc. 3.125% 3/15/37	10,000	14,988
		195,655
Software - 3.1%
Nuance Communications, Inc.:
2.75% 8/15/27	28,085	32,017
2.75% 11/1/31	32,000	32,940
		64,957
TOTAL INFORMATION TECHNOLOGY		341,600
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
MATERIALS - 0.6%
Metals & Mining - 0.6%
Alcoa, Inc. 5.25% 3/15/14	$ 5,000	$ 6,178
Horsehead Holding Corp. 3.8% 7/1/17	5,000	5,294
		11,472
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Level 3 Communications, Inc.:
6.5% 10/1/16	19,820	27,599
7% 3/15/15	10,000	11,775
		39,374
TOTAL CONVERTIBLE BONDS		1,120,266
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Multiline Retail - 0.1%
The Bon-Ton Department Stores, Inc. 8% 6/15/21 (e)	1,215	1,176
TOTAL CORPORATE BONDS (Cost $991,767)		1,121,442
Common Stocks - 9.9%
	Shares
CONSUMER DISCRETIONARY - 0.7%
Media - 0.7%
HMH Holdings, Inc. warrants 6/22/19 (a)(f)	686	1
Liberty Global PLC:
Class A (a)	110,641	8,595
Class C (a)	82,616	6,075
		14,671
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Smithfield Foods, Inc. (a)	216,661	7,265
FINANCIALS - 4.4%
Diversified Financial Services - 3.6%
Citigroup, Inc.	1,545,034	74,671
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.8%
MetLife, Inc.	141,160	$ 6,520
MetLife, Inc. unit	200,000	10,936
		17,456
TOTAL FINANCIALS		92,127
HEALTH CARE - 1.6%
Health Care Providers & Services - 1.6%
Tenet Healthcare Corp. (a)	871,302	34,024
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.4%
Textron, Inc.	267,361	7,203
Machinery - 0.5%
Ingersoll-Rand PLC	173,739	10,275
TOTAL INDUSTRIALS		17,478
INFORMATION TECHNOLOGY - 1.9%
Computers & Peripherals - 0.1%
NetApp, Inc.	76,367	3,172
Electronic Equipment & Components - 0.4%
Viasystems Group, Inc. (a)	549,643	7,761
Semiconductors & Semiconductor Equipment - 1.4%
Micron Technology, Inc. (a)	1,205,802	16,363
ON Semiconductor Corp. (a)	1,716,800	12,430
		28,793
TOTAL INFORMATION TECHNOLOGY		39,726
TOTAL COMMON STOCKS (Cost $159,649)		205,291
Convertible Preferred Stocks - 19.8%

CONSUMER DISCRETIONARY - 7.8%
Automobiles - 7.2%
General Motors Co. 4.75%	3,085,300	150,127
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.6%
Interpublic Group of Companies, Inc. 5.25%	10,000	$ 12,840
TOTAL CONSUMER DISCRETIONARY		162,967
CONSUMER STAPLES - 1.7%
Food Products - 1.7%
Bunge Ltd. 4.875%	237,000	24,816
Post Holdings, Inc. 3.75% (e)	100,000	10,681
		35,497
FINANCIALS - 9.2%
Commercial Banks - 6.1%
Huntington Bancshares, Inc. 8.50%	2,100	2,615
Wells Fargo & Co. 7.50%	108,432	123,070
		125,685
Diversified Financial Services - 2.4%
Bank of America Corp. Series L, 7.25%	47,085	50,798
Real Estate Investment Trusts - 0.7%
Weyerhaeuser Co. Series A, 6.375%	271,200	14,292
TOTAL FINANCIALS		190,775
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	45,700	2,838
Road & Rail - 0.4%
Genesee & Wyoming, Inc. 5.00%	62,000	7,533
TOTAL INDUSTRIALS		10,371
MATERIALS - 0.6%
Metals & Mining - 0.6%
ArcelorMittal SA 6.00%	568,500	11,819
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $395,368)		411,429
Money Market Funds - 15.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b) (Cost $321,355)	321,355,495	$ 321,355
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,868,139)		2,059,517
NET OTHER ASSETS (LIABILITIES) - 0.8%		16,859
NET ASSETS - 100%		$ 2,076,376
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $122,850,000 or 5.9% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 1
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 149
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 177,638	$ 164,797	$ 12,840	$ 1
Consumer Staples	42,762	7,265	35,497	-
Financials	282,902	257,674	25,228	-
Health Care	34,024	34,024	-	-
Industrials	27,849	27,849	-	-
Information Technology	39,726	39,726	-	-
Materials	11,819	-	11,819	-
Corporate Bonds	1,121,442	-	1,121,442	-
Money Market Funds	321,355	321,355	-	-
Total Investments in Securities:	$ 2,059,517	$ 852,690	$ 1,206,826	$ 1
Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $1,870,098,000. Net unrealized appreciation aggregated $189,419,000, of which $279,846,000 related to appreciated investment securities and $90,427,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Convertible Securities Fund

August 31, 2013

1.805819.109

CVS-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 54.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 53.9%
CONSUMER DISCRETIONARY - 11.7%
Automobiles - 6.0%
Ford Motor Co. 4.25% 11/15/16	$ 66,000	$ 124,417
Hotels, Restaurants & Leisure - 4.7%
MGM Mirage, Inc. 4.25% 4/15/15	82,300	97,731
Household Durables - 0.3%
K. Hovnanian Enterprises, Inc. 6% 12/1/17	5,000	6,416
Media - 0.7%
XM Satellite Radio, Inc. 7% 12/1/14 (e)	7,500	15,061
TOTAL CONSUMER DISCRETIONARY		243,625
ENERGY - 9.0%
Oil, Gas & Consumable Fuels - 9.0%
Alpha Natural Resources, Inc. 3.75% 12/15/17	73,900	68,454
Chesapeake Energy Corp. 2.5% 5/15/37	30,000	29,541
Cobalt International Energy, Inc. 2.625% 12/1/19	18,920	19,511
Peabody Energy Corp. 4.75% 12/15/41	62,250	48,166
Western Refining, Inc. 5.75% 6/15/14	7,295	22,277
		187,949
FINANCIALS - 0.8%
Insurance - 0.7%
Fidelity National Financial, Inc. 4.25% 8/15/18	10,000	13,325
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 2% 4/1/20	2,000	2,523
TOTAL FINANCIALS		15,848
HEALTH CARE - 4.1%
Health Care Equipment & Supplies - 1.6%
Alere, Inc. 3% 5/15/16	31,000	32,589
Health Care Providers & Services - 1.5%
Omnicare, Inc.:
3.25% 12/15/35	2,086	2,241
3.75% 12/15/25	3,610	7,550
3.75% 4/1/42	10,000	13,813
WellPoint, Inc. 2.75% 10/15/42 (e)	6,830	8,709
		32,313
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 1.0%
Akorn, Inc. 3.5% 6/1/16	$ 5,000	$ 10,484
Isis Pharmaceuticals, Inc. 2.75% 10/1/19	6,000	10,159
		20,643
TOTAL HEALTH CARE		85,545
INDUSTRIALS - 9.4%
Airlines - 3.7%
Continental Airlines, Inc. 4.5% 1/15/15	30,280	48,448
UAL Corp.:
4.5% 6/30/21 (e)	10,500	11,025
4.5% 6/30/21	5,000	5,250
6% 10/15/29	3,600	11,934
		76,657
Commercial Services & Supplies - 0.4%
Metalico, Inc. 7% 4/30/28	10,000	8,500
Electrical Equipment - 0.8%
General Cable Corp. 4.5% 11/15/29 (d)	14,800	16,321
Machinery - 3.0%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (e)	5,500	5,480
2.375% 5/15/26	8,000	7,970
3.5% 4/1/18	12,860	13,350
Terex Corp. 4% 6/1/15	9,590	17,835
Trinity Industries, Inc. 3.875% 6/1/36	15,000	18,094
		62,729
Marine - 0.1%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (c)(e)	32,000	1,440
Road & Rail - 1.4%
Hertz Global Holdings, Inc. 5.25% 6/1/14	10,000	29,206
TOTAL INDUSTRIALS		194,853
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 0.5%
JDS Uniphase Corp. 0.625% 8/15/33 (e)	10,000	9,981
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 2.1%
EMC Corp.:
1.75% 12/1/13 (e)	$ 17,000	$ 27,305
1.75% 12/1/13	10,000	16,062
		43,367
Electronic Equipment & Components - 0.6%
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (e)	7,000	7,022
2.25% 5/15/41 (e)	7,000	5,749
		12,771
Internet Software & Services - 0.7%
VeriSign, Inc. 3.25% 8/15/37	10,000	14,869
Semiconductors & Semiconductor Equipment - 9.4%
Micron Technology, Inc.:
1.5% 8/1/31	10,000	14,550
1.625% 2/15/33 (e)	5,000	6,928
1.875% 8/1/31	30,000	44,738
2.125% 2/15/33 (e)	5,000	6,938
3.125% 5/1/32	23,000	34,931
Novellus Systems, Inc. 2.625% 5/15/41	20,000	29,338
ON Semiconductor Corp.:
2.625% 12/15/26	5,818	5,905
2.625% 12/15/26	29,512	31,984
Rambus, Inc. 1.125% 8/15/18 (e)	5,500	5,355
Xilinx, Inc. 3.125% 3/15/37	10,000	14,988
		195,655
Software - 3.1%
Nuance Communications, Inc.:
2.75% 8/15/27	28,085	32,017
2.75% 11/1/31	32,000	32,940
		64,957
TOTAL INFORMATION TECHNOLOGY		341,600
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
MATERIALS - 0.6%
Metals & Mining - 0.6%
Alcoa, Inc. 5.25% 3/15/14	$ 5,000	$ 6,178
Horsehead Holding Corp. 3.8% 7/1/17	5,000	5,294
		11,472
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Level 3 Communications, Inc.:
6.5% 10/1/16	19,820	27,599
7% 3/15/15	10,000	11,775
		39,374
TOTAL CONVERTIBLE BONDS		1,120,266
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Multiline Retail - 0.1%
The Bon-Ton Department Stores, Inc. 8% 6/15/21 (e)	1,215	1,176
TOTAL CORPORATE BONDS (Cost $991,767)		1,121,442
Common Stocks - 9.9%
	Shares
CONSUMER DISCRETIONARY - 0.7%
Media - 0.7%
HMH Holdings, Inc. warrants 6/22/19 (a)(f)	686	1
Liberty Global PLC:
Class A (a)	110,641	8,595
Class C (a)	82,616	6,075
		14,671
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Smithfield Foods, Inc. (a)	216,661	7,265
FINANCIALS - 4.4%
Diversified Financial Services - 3.6%
Citigroup, Inc.	1,545,034	74,671
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.8%
MetLife, Inc.	141,160	$ 6,520
MetLife, Inc. unit	200,000	10,936
		17,456
TOTAL FINANCIALS		92,127
HEALTH CARE - 1.6%
Health Care Providers & Services - 1.6%
Tenet Healthcare Corp. (a)	871,302	34,024
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.4%
Textron, Inc.	267,361	7,203
Machinery - 0.5%
Ingersoll-Rand PLC	173,739	10,275
TOTAL INDUSTRIALS		17,478
INFORMATION TECHNOLOGY - 1.9%
Computers & Peripherals - 0.1%
NetApp, Inc.	76,367	3,172
Electronic Equipment & Components - 0.4%
Viasystems Group, Inc. (a)	549,643	7,761
Semiconductors & Semiconductor Equipment - 1.4%
Micron Technology, Inc. (a)	1,205,802	16,363
ON Semiconductor Corp. (a)	1,716,800	12,430
		28,793
TOTAL INFORMATION TECHNOLOGY		39,726
TOTAL COMMON STOCKS (Cost $159,649)		205,291
Convertible Preferred Stocks - 19.8%

CONSUMER DISCRETIONARY - 7.8%
Automobiles - 7.2%
General Motors Co. 4.75%	3,085,300	150,127
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.6%
Interpublic Group of Companies, Inc. 5.25%	10,000	$ 12,840
TOTAL CONSUMER DISCRETIONARY		162,967
CONSUMER STAPLES - 1.7%
Food Products - 1.7%
Bunge Ltd. 4.875%	237,000	24,816
Post Holdings, Inc. 3.75% (e)	100,000	10,681
		35,497
FINANCIALS - 9.2%
Commercial Banks - 6.1%
Huntington Bancshares, Inc. 8.50%	2,100	2,615
Wells Fargo & Co. 7.50%	108,432	123,070
		125,685
Diversified Financial Services - 2.4%
Bank of America Corp. Series L, 7.25%	47,085	50,798
Real Estate Investment Trusts - 0.7%
Weyerhaeuser Co. Series A, 6.375%	271,200	14,292
TOTAL FINANCIALS		190,775
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	45,700	2,838
Road & Rail - 0.4%
Genesee & Wyoming, Inc. 5.00%	62,000	7,533
TOTAL INDUSTRIALS		10,371
MATERIALS - 0.6%
Metals & Mining - 0.6%
ArcelorMittal SA 6.00%	568,500	11,819
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $395,368)		411,429
Money Market Funds - 15.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b) (Cost $321,355)	321,355,495	$ 321,355
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,868,139)		2,059,517
NET OTHER ASSETS (LIABILITIES) - 0.8%		16,859
NET ASSETS - 100%		$ 2,076,376
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $122,850,000 or 5.9% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 1
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 149
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 177,638	$ 164,797	$ 12,840	$ 1
Consumer Staples	42,762	7,265	35,497	-
Financials	282,902	257,674	25,228	-
Health Care	34,024	34,024	-	-
Industrials	27,849	27,849	-	-
Information Technology	39,726	39,726	-	-
Materials	11,819	-	11,819	-
Corporate Bonds	1,121,442	-	1,121,442	-
Money Market Funds	321,355	321,355	-	-
Total Investments in Securities:	$ 2,059,517	$ 852,690	$ 1,206,826	$ 1
Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $1,870,098,000. Net unrealized appreciation aggregated $189,419,000, of which $279,846,000 related to appreciated investment securities and $90,427,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Independence Fund

August 31, 2013

1.805765.109

FRE-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 30.8%
Auto Components - 1.8%
BorgWarner, Inc.	200,000	$ 19,316
Delphi Automotive PLC	800,000	44,016
Visteon Corp. (a)	100,000	7,161
		70,493
Automobiles - 1.3%
Ford Motor Co.	600,000	9,714
General Motors Co. (a)	800,000	27,264
Toyota Motor Corp. sponsored ADR	100,000	12,079
		49,057
Diversified Consumer Services - 0.5%
Anhanguera Educacional Participacoes SA	1,200,000	6,966
Estacio Participacoes SA	1,500,000	11,040
		18,006
Hotels, Restaurants & Leisure - 2.0%
Alsea S.A.B. de CV	3,500,000	8,852
Chipotle Mexican Grill, Inc. (a)	95,000	38,776
Fiesta Restaurant Group, Inc. (a)	58,800	1,921
Las Vegas Sands Corp.	300,000	16,905
Penn National Gaming, Inc. (a)	200,000	10,518
		76,972
Household Durables - 4.7%
Barratt Developments PLC (a)	1,100,000	5,174
Bellway PLC	400,000	8,313
D.R. Horton, Inc.	1,875,000	33,469
KB Home (d)	2,532,709	40,599
PulteGroup, Inc.	3,888,400	59,842
Taylor Morrison Home Corp.	286,135	5,897
Toll Brothers, Inc. (a)	951,057	29,112
		182,406
Internet & Catalog Retail - 1.5%
priceline.com, Inc. (a)	60,000	56,312
Media - 8.9%
CBS Corp. Class B	882,200	45,080
Comcast Corp. Class A	1,700,000	71,553
Interpublic Group of Companies, Inc.	1,000,000	15,720
ITV PLC	6,000,000	15,305
Naspers Ltd. Class N	150,000	12,377
Sirius XM Radio, Inc.	6,500,000	23,270
The Walt Disney Co.	975,500	59,340
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.	750,000	$ 45,398
Twenty-First Century Fox, Inc. Class A	1,800,000	56,394
		344,437
Multiline Retail - 1.1%
Macy's, Inc.	963,200	42,795
Specialty Retail - 5.0%
Cabela's, Inc. Class A (a)	350,000	22,936
Conn's, Inc. (a)	349,800	23,300
Gap, Inc.	400,000	16,176
GNC Holdings, Inc.	500,000	25,435
Home Depot, Inc.	727,700	54,206
TJX Companies, Inc.	966,500	50,954
		193,007
Textiles, Apparel & Luxury Goods - 4.0%
Arezzo Industria e Comercio SA	471,000	6,554
Deckers Outdoor Corp. (a)(d)	450,000	26,429
Michael Kors Holdings Ltd. (a)	606,747	44,954
Prada SpA	1,750,000	17,242
PVH Corp.	245,200	31,570
VF Corp.	140,000	26,209
		152,958
TOTAL CONSUMER DISCRETIONARY		1,186,443
CONSUMER STAPLES - 3.3%
Beverages - 1.5%
Fomento Economico Mexicano S.A.B. de CV unit	750,000	7,100
Monster Beverage Corp. (a)	861,600	49,447
		56,547
Food Products - 1.8%
Green Mountain Coffee Roasters, Inc. (a)(d)	799,300	68,988
TOTAL CONSUMER STAPLES		125,535
ENERGY - 10.2%
Energy Equipment & Services - 0.0%
Frank's International NV	16,500	457
Oil, Gas & Consumable Fuels - 10.2%
Anadarko Petroleum Corp.	716,100	65,466
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cabot Oil & Gas Corp.	600,000	$ 23,478
Cobalt International Energy, Inc. (a)	600,000	14,640
Concho Resources, Inc. (a)	633,000	61,091
Continental Resources, Inc. (a)(d)	473,200	43,657
EOG Resources, Inc.	275,000	43,189
Genel Energy PLC (a)	788,500	11,333
Hess Corp.	500,000	37,425
HollyFrontier Corp.	100,000	4,448
Kosmos Energy Ltd. (a)	667,500	6,788
Marathon Petroleum Corp.	75,000	5,438
PBF Energy, Inc. Class A (d)	300,000	6,591
Phillips 66	200,000	11,420
Pioneer Natural Resources Co.	321,500	56,253
		391,217
TOTAL ENERGY		391,674
FINANCIALS - 13.5%
Capital Markets - 5.0%
Apollo Global Management LLC Class A	2,043,700	51,890
BlackRock, Inc. Class A	125,000	32,540
Goldman Sachs Group, Inc.	175,000	26,623
KKR & Co. LP	800,000	15,288
Morgan Stanley	1,583,100	40,781
The Blackstone Group LP	1,150,000	25,116
		192,238
Commercial Banks - 0.5%
Societe Generale Series A	350,000	15,318
UniCredit SpA	750,000	4,241
		19,559
Diversified Financial Services - 5.4%
Bank of America Corp.	5,800,000	81,896
CBOE Holdings, Inc.	300,000	13,767
Citigroup, Inc.	1,500,000	72,495
JPMorgan Chase & Co.	800,000	40,424
		208,582
Real Estate Investment Trusts - 0.6%
American Tower Corp.	318,300	22,119
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.9%
Altisource Asset Management Corp. (a)	18,780	$ 5,916
Altisource Portfolio Solutions SA	197,800	25,793
Altisource Residential Corp. Class B (a)	170,533	3,232
		34,941
Thrifts & Mortgage Finance - 1.1%
Ocwen Financial Corp. (a)	850,000	42,874
TOTAL FINANCIALS		520,313
HEALTH CARE - 18.0%
Biotechnology - 11.0%
Achillion Pharmaceuticals, Inc. (a)	900,000	5,805
Alexion Pharmaceuticals, Inc. (a)	389,400	41,962
Amgen, Inc.	525,000	57,194
ARIAD Pharmaceuticals, Inc. (a)	782,600	14,556
Biogen Idec, Inc. (a)	230,000	48,995
BioMarin Pharmaceutical, Inc. (a)	300,000	19,641
Clovis Oncology, Inc. (a)	164,600	10,617
Gilead Sciences, Inc. (a)	1,425,000	85,885
Infinity Pharmaceuticals, Inc. (a)	126,800	2,347
Intercept Pharmaceuticals, Inc.	159,700	7,305
InterMune, Inc. (a)	550,000	7,860
KYTHERA Biopharmaceuticals, Inc.	171,300	4,522
MannKind Corp. (a)(d)	500,000	2,895
Medivation, Inc. (a)	850,000	48,051
Pharmacyclics, Inc. (a)	100,000	11,150
Regeneron Pharmaceuticals, Inc. (a)	150,000	36,347
Synageva BioPharma Corp. (a)	375,000	17,591
		422,723
Health Care Equipment & Supplies - 1.7%
Edwards Lifesciences Corp. (a)	475,000	33,431
Haemonetics Corp. (a)	150,000	5,978
The Cooper Companies, Inc.	200,000	26,122
		65,531
Health Care Providers & Services - 2.0%
Community Health Systems, Inc.	300,000	11,778
Express Scripts Holding Co. (a)	800,000	51,104
Tenet Healthcare Corp. (a)	400,000	15,620
		78,502
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 3.3%
Jazz Pharmaceuticals PLC (a)	250,000	$ 21,923
Pacira Pharmaceuticals, Inc. (a)	200,000	7,244
Salix Pharmaceuticals Ltd. (a)	100,000	6,694
Santarus, Inc. (a)	400,000	9,008
Valeant Pharmaceuticals International, Inc. (Canada) (a)	700,560	68,905
ViroPharma, Inc. (a)	400,000	12,060
		125,834
TOTAL HEALTH CARE		692,590
INDUSTRIALS - 5.7%
Airlines - 4.4%
AMR Corp. (a)	3,500,000	12,390
Copa Holdings SA Class A	113,000	14,778
Delta Air Lines, Inc.	2,261,775	44,625
U.S. Airways Group, Inc. (a)	3,350,000	54,136
United Continental Holdings, Inc. (a)	1,594,100	45,368
		171,297
Electrical Equipment - 0.8%
Eaton Corp. PLC	500,000	31,660
Professional Services - 0.5%
Bureau Veritas SA	600,000	18,128
TOTAL INDUSTRIALS		221,085
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 0.8%
Alcatel-Lucent SA sponsored ADR (a)(d)	5,000,000	12,900
F5 Networks, Inc. (a)	200,000	16,676
		29,576
Computers & Peripherals - 6.0%
3D Systems Corp. (a)(d)	300,000	15,420
Apple, Inc.	419,300	204,210
SanDisk Corp.	250,000	13,795
		233,425
Internet Software & Services - 3.8%
Bankrate, Inc. (a)	1,171,600	20,152
Cornerstone OnDemand, Inc. (a)	283,600	14,608
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Facebook, Inc. Class A (a)	696,740	$ 28,761
Google, Inc. Class A (a)	100,000	84,690
		148,211
IT Services - 1.7%
FleetCor Technologies, Inc. (a)	250,000	25,778
Visa, Inc. Class A	225,000	39,245
		65,023
Semiconductors & Semiconductor Equipment - 0.5%
Freescale Semiconductor Holdings I Ltd. (a)(d)	1,260,800	18,055
Software - 0.7%
Citrix Systems, Inc. (a)	250,000	17,693
CommVault Systems, Inc. (a)	100,000	8,383
		26,076
TOTAL INFORMATION TECHNOLOGY		520,366
MATERIALS - 3.5%
Chemicals - 3.5%
Axiall Corp.	300,000	12,009
Eastman Chemical Co.	550,000	41,800
LyondellBasell Industries NV Class A	671,500	47,106
Rockwood Holdings, Inc.	153,300	9,790
Sherwin-Williams Co.	25,000	4,310
Westlake Chemical Corp.	187,700	18,991
		134,006
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
SBA Communications Corp. Class A (a)	300,000	22,500
TOTAL COMMON STOCKS (Cost $2,904,352)		3,814,512
Money Market Funds - 3.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	4,622,270	$ 4,622
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	143,701,750	143,702
TOTAL MONEY MARKET FUNDS (Cost $148,324)		148,324
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $3,052,676)		3,962,836
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(112,552)
NET ASSETS - 100%		$ 3,850,284
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9
Fidelity Securities Lending Cash Central Fund	1,357
Total	$ 1,366
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2013, the cost of investment securities for income tax purposes was $3,057,276,000. Net unrealized appreciation aggregated $905,560,000, of which $972,367,000 related to appreciated investment securities and $66,807,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2013